Other current and non-current liabilities - Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	$ 117	$ 124
Employee withheld taxes, social security and vacation payments	54	47
Taxes payable	33	29
Contract liabilities	31	19
Unfavorable drilling contracts	30	24
Accrued interest expense	21	4
Other liabilities	50	59
Total other current liabilities	$ 336	$ 306